As filed with the U.S. Securities and Exchange Commission on June 25, 2020

File No. 333-______
File No. 811-23580
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                 [X]
Pre-Effective Amendment No. __
Post-Effective Amendment No. __
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                          [X]
Amendment No. ___
(Check appropriate box or boxes.)
DIMENSIONAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code  (512) 306-7400
Catherine L. Newell, Esquire
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
Approximate Date of Proposed Public Offering:	As soon as practicable following the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

Titles of Securities Being Registered:
Dimensional US Core ETF
Dimensional International Core ETF
Dimensional Emerging Markets Core ETF

CONTENTS

This initial Registration Statement includes the following:

1. FACING PAGE

2. CONTENTS PAGE

3. PART A -- Prospectus relating to the Dimensional US Core ETF, Dimensional International Core ETF, and Dimensional Emerging Markets Core ETF series of shares

4. PART B -- Statement of Additional Information relating to the Dimensional US Core ETF, Dimensional International Core ETF, and Dimensional Emerging Markets Core ETF series of shares

5. PART C -- Other Information

6. SIGNATURES

l3
Subject to Completion, June 26, 2020
Prospectus

[  ], 2020

DIMENSIONAL ETF TRUST

	Ticker:	Exchange:
Dimensional US Core ETF
Dimensional International Core ETF
Dimensional Emerging Markets Core ETF

This Prospectus describes the shares of the Portfolio which are for long-term investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held through your financial intermediary.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Table of Contents

Dimensional US Core ETF	[ ]
Investment Objective	[ ]
Fees and Expenses of the Portfolio	[ ]
Principal Investment Strategies	[ ]
Principal Risks	[ ]
Performance	[ ]
Investment Advisor/Portfolio Management	[ ]
Purchase and Sale of Fund Shares	[ ]
Tax Information	[ ]
Payments to Financial Intermediaries	[ ]
Dimensional International Core ETF	[ ]
Investment Objective	[ ]
Fees and Expenses of the Portfolio	[ ]
Principal Investment Strategies	[ ]
Principal Risks	[ ]
Performance	[ ]
Investment Advisor/Portfolio Management	[ ]
Purchase and Redemption of Fund Shares	[ ]
Tax Information	[ ]
Payments to Financial Intermediaries	[ ]
Dimensional Emerging Markets Core ETF	[ ]
Investment Objective	[ ]
Fees and Expenses of the Portfolio	[ ]
Principal Investment Strategies	[ ]
Principal Risks	[ ]
Performance	[ ]
Investment Advisor/Portfolio Management	[ ]
Purchase and Redemption of Fund Shares	[ ]
Tax Information	[ ]
Payments to Financial Intermediaries	[ ]
Additional Information on Investment Objectives and Policies	[ ]
Investment Terms Used in the Prospectus	[ ]
Approved Markets	[ ]
Portfolio Transactions	[ ]
Additional Information Regarding Investment Risks	[ ]
Other Information	[ ]

i

Commodity Pool Operator Exemption	[ ]
Securities Loans	[ ]
Management of the Trust	[ ]
Management Fees	[ ]
Shareholder Services	[ ]
Fee Waiver and Expense Assumption Agreement	[ ]
Dividends, Capital Gains Distributions and Taxes	[ ]
Purchase and Sale of Shares	[ ]
Share Price	[ ]
Book Entry	[ ]
Net Asset Value	[ ]
Creations and Redemptions	[ ]
Disclosure of Portfolio Holdings	[ ]
Premium/Discount Information	[ ]
Delivery of Shareholder Documents	[ ]
Distribution	[ ]
Distribution and Service (12b-1) Fees	[ ]

ii

Dimensional US Core ETF
Investment Objective
The investment objective of the Dimensional US Core ETF (the “US Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the US Core Equity ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the Example that follows.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)

Management Fee	[ ]%
Other Expenses*	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and/or Expense Reimbursement**	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%
*	The US Core ETF is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
**
Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the US Core ETF. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the US Core ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the US Core ETF reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]
PORTFOLIO TURNOVER

The US Core ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.
1

Principal Investment Strategies

The US Core ETF will purchase a broad and diverse group of readily marketable securities of U.S. companies. In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of U.S. companies.

The Advisor may also adjust the representation in the US Core ETF of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.

The US Core ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The US Core ETF may lend its portfolio securities to generate additional income.

The US Core ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks
Because the value of your investment in the US Core ETF will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Market Trading Risk: Active trading markets for Portfolio shares may not be developed or maintained by market
2

makers or authorized participants. Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.
Premium/Discount Risk: The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
Performance information is not available for the US Core ETF because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.
Investment Advisor/Portfolio Management
Dimensional Fund Advisors LP serves as the investment advisor for the US Core ETF. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:
•
Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

•	Joseph F. Hohn, Vice President and Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).
•	Lukas J. Smart, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager
3

of the Portfolio since inception (2020)
Purchase and Sale of Fund Shares
The US Core ETF will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of [ ] shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.
Individual Portfolio shares may only be purchased and sold on the [_________], other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices.  Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV.
Tax Information
The dividends and distributions you receive from the US Core ETF are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.
Payments to Financial Intermediaries
If you purchase the US Core ETF through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
4

Dimensional International Core ETF
Investment Objective
The investment objective of the Dimensional International Core ETF (the “International Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the International Core ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the Example that follows.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)

Management Fee	[ ]%
Other Expenses*	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and/or Expense Reimbursement**	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%
*	The International Core ETF is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
**
Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the International Core ETF. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the International Core ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the International Core ETF reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]
PORTFOLIO TURNOVER

The International Core ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.
5

Principal Investment Strategies

The International Core ETF will purchase a broad and diverse group of readily marketable securities of non-U.S. companies in countries or regions designated by the Advisor as an approved market for investment (“Approved Markets”). In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Advisor will seek to set country weights based on the relative market capitalizations of eligible companies within each approved market. The Advisor may also adjust the representation in the International Core ETF of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.

The International Core ETF may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Core ETF may lend its portfolio securities to generate additional income.

The International Core ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks
Because the value of your investment in the International Core ETF will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Foreign  Securities  and  Currencies  Risk:  Foreign  securities  prices  may  decline  or fluctuate  because  of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding  these  securities  may  also  be  exposed  to  foreign  currency  risk  (the possibility  that  foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Core ETF does not hedge foreign currency risk.
Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
6

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Market Trading Risk: Active trading markets for Portfolio shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.
Premium/Discount Risk: The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Core ETF uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
Performance information is not available for the International Core ETF because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.
7

Investment Advisor/Portfolio Management
Dimensional Fund Advisors LP serves as the investment advisor for the International Core ETF. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:
•
Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

•	Joseph F. Hohn, Vice President and Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).
•
Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

Purchase and Sale of Fund Shares
The International Core ETF will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of [ ] shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.
Individual Portfolio shares may only be purchased and sold on the [______], other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices.  Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV.
Tax Information
The dividends and distributions you receive from the International Core ETF are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.
Payments to Financial Intermediaries
If you purchase the International Core ETF through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8

Dimensional Emerging Markets Core ETF
Investment Objective
The investment objective of the Dimensional Emerging Markets Core ETF (the “Emerging Markets Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Core ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the Example that follows.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)

Management Fee	[ ]%
Other Expenses*	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and/or Expense Reimbursement**	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%
*	The Emerging Markets Core ETF is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
**
Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Emerging Markets Core ETF. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Trust’s Board of Trustees prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the Emerging Markets Core ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Emerging Markets Core ETF reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]
PORTFOLIO TURNOVER

The Emerging Markets Core ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.
9

Principal Investment Strategies

The Emerging Markets Core ETF will purchase a broad and diverse group of readily marketable securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.

The Advisor may also adjust the representation in the Emerging Markets Core ETF of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Core ETF will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Market securities.  The Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Emerging Markets Core ETF may lend its portfolio securities to generate additional income.

The Emerging Markets Core ETF is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks
Because the value of your investment in the Emerging Markets Core ETF will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Core ETF does not hedge foreign currency risk.
Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks
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may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.
Market Trading Risk: Active trading markets for Portfolio shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.
Premium/Discount Risk: The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Core ETF uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer
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data corruption or lose operational functionality.
Performance
Performance information is not available for the Emerging Markets Core ETF because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.
Investment Advisor/Portfolio Management
Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Core ETF. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Portfolio:
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Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

•	Joseph F. Hohn, Vice President and Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).
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Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2020).

Purchase and Sale of Fund Shares
The Emerging Markets Core ETF will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio consists of [ ] shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.
Individual Portfolio shares may only be purchased and sold on the [_______], other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices.  Because Portfolio shares trade at market prices rather than at NAV, Portfolio shares may trade at a price less than (discount) or greater than (premium) the Portfolio’s NAV.
Tax Information
The dividends and distributions you receive from the Emerging Markets Core ETF are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.
Payments to Financial Intermediaries
If you purchase the Emerging Markets Core ETF through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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 Additional Information on Investment Objective and Policies
Dimensional ETF Trust (the “Trust”) offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and is the equivalent of a separate exchange-traded fund (“ETF”). Shares of the Dimensional US Core ETF, Dimensional International Core ETF, and Dimensional Emerging Markets Core ETF (each, a “Portfolio” and collectively, the “Portfolios”) are offered in this Prospectus. The Portfolios are designed for long-term investors.
Investment Terms Used in the Prospectus
Below are the definitions of some terms that the Advisor uses to describe the investment strategies for the Portfolios
Free Float generally describes the number of publicly traded shares of a company.
Momentum generally describes the past performance of a stock relative to other stocks.
Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.
Profitability generally measures a company’s profit in relation to its book value or assets.
US Core ETF
The investment objective of the US Core ETF is to achieve long-term capital appreciation. The Portfolio’s investment objective is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to the Portfolio’s investment objective.
The US Core ETF seeks to achieve its investment objective by purchasing a broad and diverse group of readily marketable securities of U.S. companies. In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing value, profitability, or investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.
The US Core ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.
The US Core ETF may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the
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payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.
International Core ETF
The investment objective of the International Core ETF is to achieve long-term capital appreciation. The Portfolio’s investment objective is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to the Portfolio’s investment objective.
The International Core ETF seeks to achieve its investment objective by purchasing a broad and diverse group of readily marketable securities in countries or regions designated by the Advisor as an approved market for investment. (For a description of the securities and countries approved for investment, see “Approved Markets”). In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors, such as price-to-cash-flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time.
The Advisor will seek to set country weights based on the relative market capitalizations of eligible companies within each Approved Market.  The Advisor may also adjust the representation in the International Core ETF of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.
Under normal market conditions, the International Core ETF intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.
The International Core ETF may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.
The International Core ETF may invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the International Core ETF may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes.
Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.
Emerging Markets Core ETF
The investment objective of the Emerging Markets Core ETF is to achieve long-term capital appreciation. The Portfolio’s investment objective is non-fundamental, which means it may be changed by the Board of Trustees without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to the Portfolio’s investment objective.
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The Emerging Markets Core ETF seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), designated as Approved Markets by the Investment Committee of the Advisor (For a description of the securities and countries approved for investment, see “Approved Markets”). The Emerging Markets Core ETF invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. The Emerging Markets Core ETF may also invest in China A-shares (equity securities of companies listed in China) that are accessible through Stock Connect.
The Emerging Markets Core ETF will seek to purchase a broad and diverse group of readily marketable Approved Market securities. In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the Portfolio.  Securities are considered value stocks primarily because they have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The Advisor may adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing value, profitability, or investment characteristics are subject to change from time to time. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.
As a non-fundamental policy, under normal circumstances, the Emerging Markets Core ETF will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Market securities.  The Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.
In determining what countries are eligible markets for the Emerging Markets Core ETF, the Advisor may consider various factors, including without limitation, the data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, and MSCI. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor may take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Core ETF.
Pending the investment of new capital in Approved Markets securities, the Emerging Markets Core ETF will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Emerging Markets Core ETF, may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Emerging Markets Core ETF does not expect the aggregate of all such amounts to exceed 20% of its net assets under normal circumstances.
The Emerging Markets Core ETF also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it may be necessary or advisable for the Emerging Markets Core ETF to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.
The Emerging Markets Core ETF may also invest in ETFs and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining
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exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Emerging Markets Core ETF may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.
The Emerging Markets Core ETF does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Emerging Markets Core ETF do pay dividends. It is anticipated, therefore, that the Emerging Markets Core ETF will receive dividend income.
APPROVED MARKETS
As of the date of this Prospectus, the International Core ETF and Emerging Markets Core ETF (each, an “International Portfolio” and collectively, the “International Portfolios”) may invest in the following countries that are designated as “Approved Markets”:
International Core ETF:  Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
Emerging Markets Core ETF:  Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates (collectively, the “Approved Markets”).
The Advisor will determine in its discretion when and whether to invest in countries that have been authorized as Approved Markets, depending on a number of factors, including, but not limited to, asset growth in the International Portfolio, constraints imposed within Approved Markets, and other characteristics of each country’s markets. The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the Approved Markets listed above. Although the Advisor does not intend to purchase securities not associated with an Approved Market, an International Portfolio may acquire such securities in connection with corporate actions or other reorganizations or transactions with respect to securities that are held by the Portfolio from time to time. Also, an International Portfolio may continue to hold investments in countries that are not currently designated as Approved Markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously Approved Markets. Emerging Markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.
The International Portfolios invest in securities of Approved Markets (as identified above) listed on bona fide securities exchanges or traded on the over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts, or other types of depositary receipts (including non-voting depositary receipts) or may be listed on bona fide securities exchanges in more than one country. An International Portfolio will consider for purchase securities that are associated with an Approved Market, and include: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or the central bank of such country or territory; (d) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (e) equity securities of companies in Approved Markets in the form of depositary shares; (f) securities of pooled investment vehicles that invest primarily in securities of Approved Markets or derivative instruments that derive their value from securities of Approved Markets; or (g) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the Approved Markets. The Advisor, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries or regions outside of Approved Markets, including companies having their entire production facilities
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outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.
PORTFOLIO TRANSACTIONS
In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets, or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers, and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer an appropriate holding in light of the investment policies of each Portfolio.
The Advisor may consider a small capitalization company’s investment characteristics with respect to other eligible companies when making investment decisions and may exclude a small capitalization company when the Advisor determines it to be appropriate. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. Under normal circumstances, each Portfolio will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Portfolio invests.
In attempting to respond to adverse market, economic, political, or other considerations, each Portfolio may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolio’s principal investment strategies. In these circumstances, the Portfolio may be unable to achieve its investment objective.
ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and a Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Core ETF and Emerging Markets Core ETF do not hedge foreign currency risk.
Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a Portfolio to at times underperform equity funds that use other investment strategies.
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Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause a Portfolio to at times underperform equity funds that use other investment strategies.
Market Trading Risk: Although shares of a Portfolio are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a Portfolio’s shares or of an authorized participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Portfolio’s portfolio securities and the Portfolio’s market price. This reduced effectiveness could result in Portfolio shares trading at a premium or discount to its NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for a Portfolio’s shares may become less liquid in response to deteriorating liquidity in the markets for the Portfolio’s portfolio holdings, which may cause a significant variance in the market price of the Portfolio’s shares and their underlying value.
There can be no assurance that a Portfolio’s shares will continue to trade on a stock exchange or in any market or that the Portfolio’s shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in Portfolio shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Portfolio shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
During a “flash crash,” the market prices of a Portfolio’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a Portfolio. Flash crashes may cause authorized participants and other market makers to limit or cease trading in a Portfolio’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. Shares of a Portfolio, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.
Premium/Discount Risk: Shares of a Portfolio may trade at prices other than NAV. Shares of a Portfolio trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a Portfolio is calculated at the end of each business day and fluctuates with changes in the market value of the Portfolio’s holdings since the most recent calculation. The trading prices of a Portfolio’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of a Portfolio’s shares may deviate significantly from NAV during periods of market volatility.
Any of these factors, among others, may lead to a Portfolio’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of a Portfolio in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a Portfolio are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Portfolio’s shares normally will trade on stock exchanges at prices close to the Portfolio’s next calculated NAV, exchange prices are not expected to correlate exactly with the Portfolio’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a Portfolio that differ significantly from its NAV.
Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivatives expose a Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid
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secondary market for derivatives and the resulting inability of a Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, which could cause a Portfolio’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. A Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk: A Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
China A-Shares Investments Risks: A Portfolio investing in China A-shares through Stock Connect is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Portfolio. Trading through the Stock Connect program is subject to daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Portfolio’s ability to invest in China A-shares through the Stock Connect program. Trading through Stock Connect may require pre-validation of cash or securities prior to acceptance of orders. This requirement may limit the Portfolio’s ability to dispose of its A-shares purchased through Stock Connect in a timely manner.
A primary feature of the Stock Connect program is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, the Portfolio’s investments in Stock Connect China A-shares are generally subject to the securities regulations and listing rules of the People’s Republic of China (“PRC”), among other restrictions. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, the Shanghai and Shenzhen markets may be open at a time when Stock Connect is not trading, with the result that prices of China A-shares may fluctuate at times when the Portfolio is unable to add to or exit its position, which could adversely affect the Portfolio’s performance.
Changes in the operation of the Stock Connect program may restrict or otherwise affect the Portfolio’s investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-shares market or rules in relation to Stock Connect may affect China A-share prices. These risks are heightened generally by the developing state of the PRC’s investment and banking systems and the uncertainty about the precise nature of the rights of equity owners and their ability to enforce such rights under Chinese law. An investment in China A-Shares is also generally subject to the risks identified under “Emerging Markets Risk,” and foreign investment risks such as price controls, expropriation of assets, confiscatory taxation, and nationalization may be heightened when investing in China.
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Other Information
COMMODITY POOL OPERATOR EXEMPTION
Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolio, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to the Portfolio.
Securities Loans
Each Portfolio is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio’s total assets, which includes the value of collateral received. To the extent the Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. Subject to its stated investment policies, a Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. A Portfolio may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.
In addition, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See each Portfolio’s Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. A Portfolio will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending Risk” for a discussion of the risks related to securities lending.

Management of the Trust
The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of their respective assets. The Portfolios are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.
The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for all Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.
In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT
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ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day to day management of such Portfolio.

Mr. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and a Senior Portfolio Manager of the Advisor. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Portfolios since inception (2020).

Mr. Hohn is Vice President and a Portfolio Manager of the Advisor. Mr. Hohn holds an MBA from the University of California, Los Angeles, an MS from the University of Southern California and a BS from Iowa State University. Mr. Hohn joined the Advisor in 2012, has been a portfolio manager since 2015, and has been responsible for the Portfolios since inception (2020).

Mr. Pu is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President, and a Senior Portfolio Manager of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from Caltech, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for the International Core ETF and Emerging Markets Core ETF since inception (2020).

Mr. Smart is Vice President and a Senior Portfolio Manager of the Advisor. Mr. Smart holds an MBA from the University of Chicago Booth School of Business, and a BA from the University of San Diego. Mr. Smart joined the Advisor in 2007, has been a portfolio manager since 2010, and has been responsible for the US Core ETF since inception (2020).
The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.
The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Portfolio, to financial intermediaries to support the sale of Portfolio shares. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board of Trustees (the “Board”) approving the Investment Management Agreements with respect to the Portfolios will be available in a future semi-annual report for the Portfolios.
The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Trust or incurred by the Advisor on its behalf. The expenses payable by the Trust shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Trust and its disinterested trustees, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of NAV), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Trust, insurance premiums, investment fees and expenses of the Trust, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other Trust documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Trust, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Trust, except as provided in the Fee Waiver and Expense Assumption Agreements for the Portfolios. Expenses allocable to a particular Portfolio are so allocated. The expenses of the Trust which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Trust on the basis of its relative net assets.
The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd.
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(“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2020, assets under management for all Dimensional affiliated advisors totaled approximately $591 billion.
MANAGEMENT FEES
The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by each Portfolio for the services provided by the Advisor for the first full fiscal year.
Manager of Managers Structure
The Advisor and the Trust have received an exemptive order from the Securities and Exchange Commission (the “SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes (1) sub-advisors that are wholly-owned by the Advisor (i.e., an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Trustees conclude that such arrangements would be in the best interests of the shareholders of a Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for a Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.
The use of the manager of managers structure with respect to a Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.
FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENT
Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio to exceed the applicable Expense Limitation Amount identified below. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolios will remain in effect through [February 28, 2022], and may only be terminated by the Trust’s Board prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following
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such recapture would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio.
Portfolio	Expense Limitation Amount
Dimensional US Core ETF	[ ]%
Dimensional International Core ETF	[ ]%
Dimensional Emerging Markets Core ETF	[ ]%
Dividends, Capital Gains Distributions and Taxes
Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes. Dividends from net investment income of the Portfolios are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December.  A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

Distributions may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.
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If a Portfolio qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Creation Units. An authorized participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the authorized participant as part of the issue) and the authorized participant’s aggregate basis in the securities surrendered (plus any cash paid by the authorized participant as part of the issue). An authorized participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the authorized participant’s basis in the Creation Units (plus any cash paid by the authorized participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the authorized participant as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If a Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a 24% withholding tax may apply to taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). Withholding is also imposed if the Internal Revenue Service requires it.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Portfolio to certain foreign entities, referred to
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as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a Portfolio shareholder may be disclosed to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.
Purchase and Sale of Shares
Shares of a Portfolio may be acquired or redeemed directly from the Portfolio only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this Prospectus. Only an Authorized Participant (defined below) may engage in creation or redemption transactions directly with a Portfolio. An “Authorized Participant” is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant who, in either case, has executed an agreement with the distributor and transfer agent with respect to creations and redemptions of Creation Units. Once created, shares of a Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

Shares of a Portfolio are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Portfolio’s shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of a Portfolio purchased on an exchange. Shares of the Portfolios trade under the following symbols:

Ticker:
Dimensional US Core ETF
Dimensional International Core ETF
Dimensional Emerging Markets Core ETF

Buying or selling a Portfolio’s shares on an exchange involves certain costs that may apply to all securities transactions. When buying or selling shares of a Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may also incur the cost of the “spread” (the difference between the bid price and the ask price). The spread varies over time for shares of a Portfolio based on its trading volume and market liquidity and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity. Because shares of the Portfolios trade at market price rather than NAV, an investor may pay more than NAV when purchasing shares and receive less than NAV when selling Portfolio shares. Authorized Participants may acquire Portfolio shares directly from a Portfolio, and Authorized Participants may tender their shares for redemption directly to a Portfolio, at NAV per share only in Creation Units, and in accordance with the procedures described in the SAI.

Each Portfolio’s primary listing exchange is [_____]. [The Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.]

The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Portfolio shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a
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lag between a change in the value of a Portfolio’s portfolio securities after the close of the primary markets for the Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”) because each Portfolio sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under “Creations and Redemptions.”  The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Portfolios are listed for trading on a national securities exchange.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Portfolios beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust and Advisor. In order for a registered investment company to invest in shares of a Portfolio beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust and Advisor, the registered investment company must enter into an agreement with the Trust.
SHARE PRICE
The trading prices of a Portfolio’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply of and demand for Portfolio shares and shares of underlying securities held by a Portfolio, economic conditions and other factors, rather than a Portfolio’s NAV, which is calculated at the end of each business day. Portfolio shares will trade on the [________] at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of a Portfolio’s shares. The trading prices of a Portfolio’s shares may deviate significantly from the Portfolio’s NAV during periods of market volatility. Given, however, that a Portfolio’s shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.
[The [________] will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to a Portfolio. The IOPV calculations are estimates of the value of a Portfolio’s NAV per share. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Portfolio’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Portfolio expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities’ local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Therefore, the IOPV may not reflect the best possible valuation of a Portfolio’s current portfolio. Neither the Portfolio nor the Advisor or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy. In the future, the dissemination of the IOPV may be discontinued.]
BOOK ENTRY
Shares of the Portfolios are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Portfolios.
Investors owning shares of the Portfolios are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Portfolios. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
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NET ASSET VALUE
The NAV per share of each Portfolio is normally calculated once daily after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET or in other situations to the extent permitted by the SEC.
The value of shares of each Portfolio will fluctuate in relation to its investment experience.  Securities held by the Portfolios will be valued in accordance with applicable laws and procedures adopted by the Board, and generally, as described below.
Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sales price or NOCP of the day, the Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.
The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.
To the extent that the Portfolios hold large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.
As of the date of this Prospectus, the International Portfolios holding foreign equity securities will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the NAVs of the International Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Portfolios price their shares at the close of the NYSE, the International Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the International Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Portfolio uses fair value pricing, the values assigned to the International Portfolios’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of the International Portfolios monitors the operation of the method used to fair value price the International Portfolios’ foreign investments.
Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share. As a result, the sale or redemption by a Portfolio of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
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The NAVs per share of the International Portfolios are expressed in U.S. dollars by translating the net assets of each Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Because the International Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios do not price their shares, the NAVs of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.
Certain of the securities holdings of the Emerging Markets Core ETF in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Core ETF may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio is determined each day as of such close.

Each Portfolio generally calculates its NAV per share and accepts purchase and redemption orders of Creation Units on days that the NYSE is open for trading.
Creations and Redemptions
Prior to trading in the secondary market, shares of a Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of [ ] shares or multiples thereof. All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (an “AP Agreement”) with the Portfolios’ distributor (the “Distributor”).

A creation transaction, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into a Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Portfolio and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Portfolio.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Only an Authorized Participant may create or redeem Creation Units directly with a Portfolio. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Portfolio’s instructions or may not be executed at all, or a Portfolio may not be able to place or change orders.

When a Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the Distributor. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Portfolios’ SAI.
28

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Portfolio a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Premium/Discount Information
Information showing the number of days the market price of a Portfolio’s shares was greater than the Portfolio’s NAV and the number of days it was less than the Portfolio’s NAV (i.e., premium or discount) for various time periods is available by visiting the Portfolio’s website at https://us.dimensional.com/funds.]
Disclosure of Portfolio Holdings
A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the Trust’s SAI. Portfolio holdings information is available by visiting a Portfolio’s website at [https://us.dimensional.com/funds].
Delivery of Shareholder Documents
To eliminate duplicate mailings and reduce expenses, certain broker-dealers may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” You may contact your broker-dealer to enroll in householding. Once enrolled, this process will continue indefinitely unless you instruct your broker-dealer otherwise. If you do not want the mailings of these documents to be combined with those of other members of your household, please contact your broker-dealer. At any time you may view current prospectuses and financial reports on a Portfolio’s website at [https://us.dimensional.com/funds.].
Distribution
The Distributor or its agents distribute Creation Units for the Portfolios on an agency basis. The Distributor does not maintain a secondary market in shares of the Portfolios.
DISTRIBUTION AND SERVICE (12B-1) FEES
The Board has adopted a distribution plan, sometimes known as a Rule 12b‑1 plan, that allows a Portfolio to pay distribution fees of up to [     ]% per year, to those who sell and distribute Portfolio shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b‑1 plan fee at this time. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
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Other Available Information
You can find more information about the Trust and each Portfolio in the Portfolios’ SAI and Annual and Semi-Annual Reports, when available.
Statement of Additional Information. The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.
Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.
How to get these and other materials:
•	Your investment advisor or broker-dealer—you are a client of an investment advisor or broker-dealer who has invested in a Portfolio on your behalf.
•	The Trust—Call collect at (512) 306-7400.
•	Access them on our Web site at http://us.dimensional.com.
•	Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
•	Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Dimensional ETF Trust—Registration No. 811-23580

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

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Subject to Completion, June 26, 2020
DIMENSIONAL ETF TRUST
6300 Bee Cave Road, Building One, Austin, Texas 78746
Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION
[  ], 2020
Dimensional ETF Trust (the “Trust”) is an open-end management investment company that offers three series of shares (each, a “Portfolio” and collectively, the “Portfolio”).  This Statement of Additional Information (“SAI”) relates to the following Portfolios:
Fund:	Exchange:	Ticker:
Dimensional US Core ETF	[________]	[____]
Dimensional International Core ETF	[________]	[____]
Dimensional Emerging Markets Core ETF	[________]	[____]

This SAI is not a Prospectus but should be read in conjunction with the Prospectus of the Portfolios, dated [________], 2020, as amended from time to time.  A free copy of the Prospectus or annual report, when available, can be obtained by contacting your investment representative, writing to the Trust at the above address or by calling the above telephone number.

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

GENERAL INFORMATION	1
EXCHANGE LISTING AND TRADING	1
PORTFOLIO CHARACTERISTICS AND POLICIES	2
BROKERAGE TRANSACTIONS	3
INVESTMENT LIMITATIONS	3
FUTURES CONTRACTS	5
FOREIGN CURRENCY TRANSACTIONS	6
EXCLUSION FROM COMMODITY POOL OPERATOR STATUS	7
FOREIGN ISSUERS	7
GENERAL MARKET AND GEOPOLITICAL RISKS	9
POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS	9
CASH MANAGEMENT PRACTICES	9
INTERFUND BORROWING AND LENDING	10
WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS	10
EXCHANGE TRADED FUNDS	11
PORTFOLIO TURNOVER RATES	11
TRUSTEES AND OFFICERS	11
SERVICES TO THE TRUST	22
MANAGEMENT FEES	25
PORTFOLIO MANAGERS	26
CODE OF ETHICS	28
SHAREHOLDER RIGHTS	29
PRINCIPAL HOLDERS OF SECURITIES	30
CREATION AND REDEMPTION OF CREATION UNITS	30
TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS	36
PROXY VOTING POLICIES	48
DISCLOSURE OF PORTFOLIO HOLDINGS	49
FINANCIAL STATEMENTS	50
PERFORMANCE DATA	50

GENERAL INFORMATION
The Trust is a Delaware statutory trust organized on June 16, 2020.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Portfolio offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in large aggregations of Shares (each a “Creation Unit”).  Creation Units typically are a specified number of Shares, generally [ ] or multiples thereof. In the event of liquidation of a Portfolio, the Trust may lower the number of Shares in a Creation Unit. In its discretion, Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) reserves the right to increase or decrease the number of a Portfolio’s Shares that constitute a Creation Unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of Shares outstanding of a Portfolio, and to make a corresponding change in the number of Shares constituting a Creation Unit. Each Portfolio may issue and sell Creation Units of its Shares to Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments), together with the deposit of a specified cash payment and applicable fees as described below. Shares of the Portfolios are listed and trade on [______] (the “Exchange” or “[_____]”), a national securities exchange. Shares of the Portfolios are traded in the secondary market and elsewhere at market prices that may be at, above or below a Portfolio’s NAV. Shares are redeemable only in Creation Units by Authorized Participants in exchange for a designated basket of portfolio investments (including cash in lieu of any portion of such investments) together with a specified amount of cash and applicable fees as described below.

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Portfolio in connection with creations and redemptions of Shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

Each Portfolio is a separate series of the Trust, and each Share of a Portfolio represents an equal proportionate interest in the Portfolio.  All consideration received by the Trust for a Portfolio’s Shares and all assets of a Portfolio belong solely to that Portfolio and would be subject to liabilities related thereto.
EXCHANGE LISTING AND TRADING
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Portfolio will continue to be met.  The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the Shares of a Portfolio under any of the following circumstances:  (i) if the Exchange becomes aware that the Portfolio is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) if the Portfolio no longer complies with the requirements set forth in the relevant listing standards of the Exchange; (iii) if following the initial 12-month period beginning upon the commencement of trading of the Portfolio, there are fewer than 50 beneficial holders of the Shares; or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Portfolio from listing and trading upon termination of the Portfolio.

As is the case with other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.  Negotiated commission rates only apply to investors who will buy and sell Shares of a Portfolio in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Portfolio.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Portfolio.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units are issued and sold by a Portfolio on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Portfolios’ distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  Firms that incur a prospectus delivery obligation with respect to Shares of a Portfolio are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

PORTFOLIO CHARACTERISTICS AND POLICIES
Dimensional serves as investment advisor to each of the Portfolios.  The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.
The following information supplements the information set forth in the Prospectus.  Unless otherwise indicated, the following information applies to each Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus. Each of the Portfolios is diversified under the federal securities laws and regulations.
Because the structure of the Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers.  In such circumstances, a Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between investment companies and their affiliates might become applicable.
The Dimensional US Core ETF and Dimensional Emerging Markets Core ETF have each adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment. For purposes of each 80% policy, the value of the derivatives in which each such Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s NAV. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s NAV. Additionally, if a Portfolio changes its 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on each such Portfolio’s specific 80% policy, see the “PRINCIPAL INVESTMENT STRATEGIES” section in its Prospectus.

BROKERAGE TRANSACTIONS
Portfolio transactions will be placed with a view to receiving the best price and execution.  The Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view.  The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest.  The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.  Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios that they sub-advise.
Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares.  The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.
Companies eligible for purchase by the Portfolios may be thinly traded securities.  The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis.  As deemed appropriate, the Advisor places buy and sell orders for the Portfolios with various brokerage firms that may act as principal or agent.  The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods.  The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.
Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants.  The investment management agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management.  Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.
INVESTMENT LIMITATIONS
Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio.  A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.
The Portfolios will not:
1)
borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

2)
make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

4)
purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

5)
purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

6)	engage in the business of underwriting securities issued by others;
7)
concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies); or

8)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.
With respect to the investment limitation described in (1) above, the Portfolios will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.  Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person. The Portfolios do not currently intend to borrow money for investment purposes.
Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities under the conditions and restrictions described in the Portfolios’ Prospectus.  Investment limitation (2) above also does not, among other things, prevent the Portfolios from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.
For purposes of the investment limitation described in (7) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.”  However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation.  Thus, not more than 25% of a Portfolio’s net assets will be invested in securities issued by any one foreign government or supranational organization.
With respect to the investment limitation described in (8) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets.  Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent a Portfolio enters into an offsetting financial position, segregates liquid assets equal to the Portfolio’s obligations arising from the transaction or otherwise “covers” the transaction in accordance with SEC positions.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Trust’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Trust has implemented the Liquidity Program, and the Board, including a majority of the disinterested Trustees, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of a Portfolio’s investments, if applicable, and monitoring compliance with the 15% limit on illiquid investments.
Pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, for Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Portfolios will continue to monitor the liquidity of Rule 144A securities.
Notwithstanding any of the above investment limitations, the Dimensional Emerging Markets Core ETF may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors, or whose use is otherwise considered by the Portfolio to be advisable. The Portfolio would “look through” any such vehicle or subsidiary to determine compliance with its investment restrictions.
The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under a Portfolio’s investment strategies.  Except with respect to a Portfolio’s limitation on borrowing, illiquid investments, or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken.
FUTURES CONTRACTS
Each Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price.  Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts.  Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements.  A Portfolio also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked-to-market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required.  Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.  Each Portfolio expects to earn income on its margin deposits.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).  No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time.  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio.
Pursuant to published positions of the SEC and interpretations of the staff of the SEC, a Portfolio (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.  These requirements are designed to limit the amount of leverage that a Portfolio may use by entering into futures transactions.
FOREIGN CURRENCY TRANSACTIONS
The Dimensional International Core ETF and Dimensional Emerging Markets Core ETF (together, the “International Portfolios”) may enter into foreign currency exchange transactions in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.  The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward contracts to purchase or sell foreign currencies.  A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
A Portfolio may enter into a foreign currency exchange transaction in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency.  In addition, a Portfolio may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.
At the maturity of a forward currency contract, a Portfolio may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the Portfolio may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the counterparty to the original forward contract.
Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Portfolio. To the extent a Portfolio engages in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through use of hedging transactions).
The use of foreign currency exchange transactions may not benefit a Portfolio if exchange rates move in an unexpected manner. In addition, these techniques could result in a loss if the counterparty to a transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. These transactions also involve settlement risk, which is the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS
The Advisor intends to claim an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this SAI, and, therefore, will not be subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolios, or this SAI.

The terms of the CPO exclusion require that each Portfolio, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires each Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Portfolio may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Portfolio can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Portfolio, the Portfolio may incur additional compliance and other expenses.
FOREIGN ISSUERS

The International Portfolios may acquire and sell securities issued in foreign countries. There are substantial risks associated with investing in the securities issued by governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the risks inherent in U.S. investments. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. There is also the risk of substantially more government involvement in the economy in foreign countries, as well as, the possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may limit the ability of a Portfolio to invest in foreign issuers.

Significantly, there is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments. There is no assurance that the Advisor will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A Portfolio may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. To the extent that a Portfolio invests a significant portion of its assets in a specific geographic region or country, the Portfolio will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. In addition, economies of some emerging market countries may be based on only a few industries and may be highly vulnerable to changes in local or global trade conditions. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. A Portfolio, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

It is also possible that the U.S., other nations or other governmental entities (including supranational entities) could impose sanctions against issuers in various sectors of certain foreign countries. This could limit a Portfolio’s investment opportunities in such countries, impairing the Portfolio’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. In addition, an imposition of sanctions upon such issuers could result in an immediate freeze of the issuers’ securities, impairing the ability of a Portfolio to buy, sell, receive or deliver those securities.  Further, current sanctions or the threat of potential sanctions may also impair the value or liquidity of affected securities and negatively impact a Portfolio.

Emerging markets

Securities of issuers associated with emerging market countries, including, but not limited to, issuers that are organized under the laws of, maintain a principal place of business in, derive significant revenues from, or issue securities backed by the government (or, its agencies or instrumentalities) of emerging market countries may be subject to higher and additional risks than securities of issuers in developed foreign markets. These risks include, but are not limited to (i) social, political and economic instability; (ii) government intervention, including policies or regulations that may restrict a Portfolio’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to an emerging market country’s national interests; (iii) less transparent and established taxation policies; (iv) less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property; (v) the lack of a capital market structure or market-oriented economy; (vi) higher degree of corruption and fraud; (vii) counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources as those in developed foreign markets; and (viii) the possibility that the process of easing restrictions on foreign investment occurring in some emerging market countries may be slowed or reversed by unanticipated economic, political or social events in such countries, or the countries that exercise a significant influence over those countries.

In addition, many emerging market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of these countries. Moreover, the economies of some emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position.

A Portfolio may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed foreign markets. Currency and other hedging techniques may not be available or may be limited. The local taxation of income and capital gains accruing to nonresidents varies among emerging market countries and may be comparatively high. Emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Portfolio could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. Custodial services and other investment-related costs in emerging market countries are often more expensive, compared to developed foreign markets and the U.S., which can reduce a Portfolio’s income from investments in securities or debt instruments of emerging market country issuers.

Some emerging market currencies may not be internationally traded or may be subject to strict controls on foreign investment by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including a Portfolio’s securities, denominated in that currency. Some emerging market governments restrict currency conversions and/or set limits on repatriation of invested capital. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be different than the actual market values and may be adverse to a Portfolio’s shareholders.
GENERAL MARKET AND GEOPOLITICAL RISKS
The value of a Portfolio’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries.  Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, regulatory events and governmental or quasi-governmental actions, among others.  Natural and environmental disasters, including weather-related phenomena, also can adversely affect individual issuers, sectors, industries, markets, currencies, countries, or regions. The occurrence of global events similar to those in recent years (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and have long term effects on both the U.S. and global economies and financial markets. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for a Portfolio. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.
POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS
Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries.  There is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) vote to exit the EU in June 2016 (Brexit).  On January 31, 2020 the UK officially withdrew from the EU and an eleven-month transition phase, set to continue through December 31, 2020, began.  It is possible that the transition will be extended past that date.  Although the UK’s exit from the EU has not yet modified existing agreements, the UK and EU will renegotiate and formalize new economic and political agreements, including trade deals, during the transition phase.  Given the extended transition and unpredictability surrounding the renegotiation process, there remains a significant degree of uncertainty surrounding the economic and political outcomes which these events may cause.  As the outcomes of the negotiations for a new relationship between the UK and EU remain unclear, the effects on the UK, EU and the broader global economy cannot be determined at this time. Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK.  While it is not possible to determine the precise impact these events may have on a Portfolio, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of a Portfolio’s investments.  In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
CASH MANAGEMENT PRACTICES
Each Portfolio engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic, or political conditions warrant. In addition, each Portfolio may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.
Each Portfolio may invest cash in short-term repurchase agreements. In addition, each Portfolio may invest a portion of its assets in fixed income securities, such as money market instruments, freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market mutual funds, index futures contracts, and options thereon. Investments in money market mutual funds may involve a duplication of certain fees and expenses.
INTERFUND BORROWING AND LENDING
The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan.  Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.
WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS
Each Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued and the commitment cancelled.  In addition, each Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. Each Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

                While the payment obligation and, if applicable, interest rate are set at the time a Portfolio enters into a when-issued, delayed delivery, to-be-announced or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Portfolio committed to pay or receive for the security.  A Portfolio will lose money if the value of a purchased security falls below the purchase price and a Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, to-be-announced or forward commitment basis, a Portfolio will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.
EXCHANGE TRADED FUNDS
The Portfolios may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.  An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company.  ETFs in which the Portfolios invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment.  The risks and costs of investing in ETFs are comparable to investing in a publicly traded company.  The goal of a passively managed ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of such ETFs.  When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.
PORTFOLIO TURNOVER RATES
Generally, securities will be purchased by the Portfolios with the expectation that they will be held for longer than one year.  In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.
TRUSTEES AND OFFICERS
Trustees
Organization of the Board
The Board of Trustees of the Trust (the “Board”) is responsible for establishing the Trust’s policies and for overseeing the management of the Trust.  The Board elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust.  The Board of the Trust is comprised of one interested Trustee and eight disinterested Trustees.  David G. Booth, an interested Trustee, is Chairman of the Board.  The disinterested Trustees of the Board designated Myron S. Scholes as the lead disinterested Trustee.  As the lead disinterested Trustee, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Trustees in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Trustees; raises issues and discusses ideas with management on behalf of the disinterested Trustees in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Trustees (other than Committee meetings, which are chaired by the respective Committee Chairperson).  The existing Board structure for the Trust also provides the disinterested Trustees with adequate influence over the governance of the Board and the Trust, while also providing the Board with the invaluable insight of the interested Trustee, who, as both an officer of the Trust and the Advisor, participates in the day-to-day management of the Trust’s affairs, including risk management.
The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Trustee in order to provide an opportunity to contact Fund management and/or the disinterested Trustees’ independent counsel regarding agenda items.  In addition, the disinterested Trustees regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board.  The Board of the Trust meets in person at least four times each year and by telephone at other times.  At each in-person meeting, the disinterested Trustees meet in executive session with their independent counsel to discuss matters outside the presence of management.
The Board has three standing committees.  The Audit Committee and Nominating Committee are composed entirely of disinterested Trustees.  As described below, through these Committees, the disinterested

Trustees have direct oversight of the Trust’s accounting and financial reporting policies and the selection and nomination of candidates to the Board.  The Investment Strategy Committee (the “Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Trust and the performance of its series.
The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, and Ingrid M. Werner.  The Audit Committee for the Board oversees the Trust’s accounting and financial reporting policies and practices, the Trust’s internal controls, the Trust’s financial statements and the independent audits thereof, and performs other oversight functions as requested by the Board.  The Audit Committee for the Board recommends the appointment of the Trust’s independent registered public accounting firm and also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board.
The Board’s Nominating Committee is comprised of George M. Constantinides, Douglas W. Diamond, Darrell Duffie, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes, Abbie J. Smith, and Ingrid M. Werner.  The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board.  The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.
The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes, and Darrell Duffie. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Trust, (ii) reviews performance of existing series of the Trust, and discusses and recommends possible enhancements to the series’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each series, and (iv) considers issues relating to investment services for each series of the Trust.
The Board of the Trust, including all of the disinterested Trustees, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Trust.
Board Oversight of Risk Management
The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor.  These reports address certain investment, valuation, liquidity and compliance matters.  The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor.  In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Trust.
With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Trust’s series.  The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings.  The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the series.  To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a series and such change could have a significant impact on the series’ risk profile, the Advisor will present such change to the Board for their approval.
With respect to valuation, the Advisor and the Trust’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review fair valued securities in a particular series.  Such reports also include information concerning illiquid and any worthless securities held by each series.  In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each series’ year-end financial statements.
With respect to liquidity risk, the Board oversees the Trust’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as required by the Liquidity Rule, the Board, including a majority of the disinterested Trustees, approved the Trust’s Liquidity Program, which is reasonably designed to assess and manage the Trust’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.
With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Trust’s Global Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks.  As required under SEC rules, the disinterested Trustees meet in executive session with the CCO, and the Trust’s CCO prepares and presents an annual written compliance report to the Board.  The Trust’s Board adopts compliance policies and procedures for the Trust and receives information about the compliance procedures in place for the Trust’s service providers.  The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.
The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor.  Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.
Trustee Qualifications
When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.  While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Trust, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Trust’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Trust’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.
While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members.  A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that:  (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Trust’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee.  Such recommendations shall be directed to the Secretary of the Trust at 6300 Bee Cave Road, Building One, Austin, Texas 78746.  The Qualifying Fund Shareholder’s letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the Trust that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae.  The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.  The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board.  The Trust’s Board believes that each Trustee currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders.  The Board noted that each Trustee had professional experience in areas of importance for investment companies.  The Board considered that each disinterested Trustee held an academic position in the areas of finance, economics or accounting.  The Board also noted that Myron S. Scholes and Abbie J. Smith each had experience serving as a director or trustee on the boards of operating companies and/or other investment companies.  In addition, the Board considered that David G. Booth contributed valuable experience due to his position with the Advisor.
Certain biographical information for each disinterested Trustee and the interested Trustee of the Trust is set forth in the tables below, including a description of each Trustee’s experience as a Trustee of the Trust and as a director or trustee of other funds, as well as other recent professional experience.
Disinterested Trustees
Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past[5] Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Trustee	Since June 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Trustee	Since June 2020
Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990).  Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).
				132 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Trustee	Since June 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Trustee	Since June 2020
Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).
				132 portfolios in 5 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past[5] Years
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Trustee	Since June 2020
Distinguished Visiting Fellow, Becker Friedman
Institute for Research in Economics, University of
Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Davies Family Professor of Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).
				132 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Trustee	Since June 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Trustee	Since June 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies
Director, (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Trustee	Since June 2020
Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability
				132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past[5] Years
in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).

Interested Trustee
The following interested Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.
Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past[5] Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Trustee	Since June 2020
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Company (“DFAITC”) and the Trust.  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG, DFAITC, and the Trust, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017).  Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
				132 portfolios in 5 investment companies	None

1 Each Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]
Each Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Trust, DEM; DFAIDG; DIG; and DFAITC.  Each disinterested Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Portfolios and in all five registered investment companies in the DFA Fund Complex as of December 31, 2019 is set forth in the chart below. Because the Portfolios had not commenced operations prior to the date of this SAI, the Trustees do not own any shares of the Portfolios.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Disinterested Trustees:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds*
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*
Darrell Duffie	None	None
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds*
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds*
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds*
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	None	None
Interested Trustee:
David G. Booth	None	Over $100,000

*
As discussed below, the compensation to certain of the disinterested Trustees may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds.  Thus, the disinterested Trustees who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Trustees do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Trustee entitled to receive compensation, the estimated compensation to be received from the Trust during its initial fiscal year ending October 31, 2020, and the total compensation received from the other four operational registered investment companies for which the Advisor served as investment advisor during the fiscal year ended October 31, 2019.  The table also provides the estimated compensation to be paid by the Trust to the Trust’s Chief Compliance Officer for the initial fiscal year ending October 31, 2020.
Name and Position	Aggregate Compensation from the Trust*	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust and DFA Fund Complex Paid to Trustees†
George M. Constantinides Trustee	$[____]	N/A	N/A	$350,000
Douglas W. Diamond Trustee	$[____]	N/A	N/A	$350,000
Darrell Duffie Trustee	$[____]	N/A	N/A	$212,877

Name and Position	Aggregate Compensation from the Trust*	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust and DFA Fund Complex Paid to Trustees†
Roger G. Ibbotson Trustee	$[____]	N/A	N/A	$375,000
Edward P. Lazear Trustee	$[____]	N/A	N/A	$350,000
Myron S. Scholes Lead Disinterested Trustee	$[____]	N/A	N/A	$475,000
Abbie J. Smith Trustee	$[____]	N/A	N/A	$350,000
Ingrid M. Werner Trustee	$[____]	N/A	N/A	$242,877
Christopher S. Crossan Chief Compliance Officer	$[____]	N/A	N/A	N/A

*
Fees are estimated for the initial fiscal year ending October 31, 2020. Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the five Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2019 is as follows: $350,000 (Mr. Lazear) and $475,000 (Mr. Scholes). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

†
The term DFA Fund Complex refers to the five registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies. As of October 31, 2019, the Trust had not yet commenced operations.

Officers
Below is the name, year of birth, information regarding positions with the Trust and the principal occupation for each officer of the Trust.  The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746.  Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.
Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since June 2020	Vice President and Assistant Secretary of • all the DFA Entities (since 2001) • DFA Australia Limited (since 2002) • Dimensional Fund Advisors Ltd. (since 2002)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
Director, Vice President and Assistant Secretary (since 2003) of
• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since June 2020
Vice President and Assistant Secretary of
• DFAIDG, DIG, DFAITC and DEM (since September 2019)
• The Trust (since June 2020)
Vice President (since January 2018) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since June 2020
Co-Chief Executive Officer (since 2017) of
• all the DFA entities
Director (since 2017) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors Canada ULC
• Dimensional Japan Ltd.
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Ltd.
• DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
• Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of
• all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since June 2020
Executive Vice President (since 2017) of
• all the DFA entities
Director and Vice President (since 2016) of
• Dimensional Japan Ltd.
President and Director (since 2016) of
• Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
• DFA Australia Limited
Director (since 2016) of
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited
Interim Chief Executive Officer (since 2019) of
• Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of
• all the DFA Entities
Formerly, Vice President (2010 – 2016) of
• Dimensional Fund Advisors Canada ULC
Formerly, Vice President (2016-2019) of
• Dimensional Fund Advisors Pte. Ltd.
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

Christopher S. Crossan	Vice President and	Since June	Vice President and Global Chief Compliance Officer (since 2004) of

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
1965	Global Chief Compliance Officer	2020
• all the DFA Entities
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of
• Dimensional Fund Advisors Canada ULC
Chief Compliance Officer of
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Japan Ltd. (since 2017)

Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for
• Dimensional SmartNest (US) LLC

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since June 2020
Executive Vice President (since January 2020)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC
Chief Operating Officer (since December 2019)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at
• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of
• Blackrock Inc.

Jeff J. Jeon 1973	Vice President	Since June 2020	Vice President (since 2004) and Assistant Secretary (2017-2019) of • all the DFA Entities Vice President and Assistant Secretary (since 2010) of • Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez 1971	Vice President and Assistant Treasurer	Since June 2020	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since June 2020	Vice President (since 2010) of • all the DFA Entities • Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	Since June 2020
President (since 2017) of
• the DFA Fund Complex
General Counsel (since 2001) of
• all the DFA Entities
Executive Vice President (since 2017) and Secretary (since 2000) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• the DFA Fund Complex
Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since June 2020	Vice President and Deputy Chief Compliance Officer of • the DFA Fund Complex (since 2013) • Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Since June 2020
Vice President (since 2010) and Secretary (since 2017) of
• the DFA Fund Complex
Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Since June 2020
Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
• all the DFA Entities
• Dimensional Fund Advisors Canada ULC
Director, Chief Investment Officer and Vice President (since 2017) of
• DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
• Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Director of
• Dimensional Funds plc (since 2014)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund II plc (since 2014)
• Dimensional Holdings Inc. (since 2017)
• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of
• Dimensional Japan Ltd. (2016 – 2017)
• DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
• all the DFA Entities
Formerly, Vice President (2007 – 2017) of
• all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
• Dimensional Fund Advisors Canada ULC
Formerly, Director (2017-2018) of
• Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since June 2020
Vice President (since 2016)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)
• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.
Because the Portfolios had not commenced operations prior to the date of this SAI, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Portfolios as of the date of this SAI.
SERVICES TO THE TRUST
Administrative Services
 [ _______________ ], serves as the accounting and administration services, dividend disbursing and transfer agent for each Portfolio.  The services provided by [ ___ ] and/or its delegates are subject to supervision by the executive officers and the Board of Trustees of the Trust, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by [           ], Portfolios pay [       ] annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes five registered investment companies.  The fee schedule is set forth in the table below:
Net Asset Value of the Fund Complex (Excluding Fund of Funds)	Annual Basis Point Rate
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolios also pay separate fees to [             ] with respect to the services [ ___ ] or its delegates provide as transfer agent and dividend disbursing agent. As of the date hereof, [      ] has delegated performance of certain of its duties and responsibilities as the Portfolios' transfer agent to [          ], however, [         ] remains responsible to the Portfolios for the acts and omissions of [          ] in its performances of such duties and responsibilities.
Custodians
[ _______ ], serves as the custodian for the International Portfolios.
[ _______ ], serves as the custodian for the Dimensional US Core ETF.
Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.
Distributor
[ ____________ ] (the “Distributor”) acts as the principal underwriter in the continuous public offering of the Trust’s shares. The Distributor is located at [ __________ ].
Shares are continuously offered for sale by the Trust through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section of this SAI. Portfolio shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.
The Distributor may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Portfolio shares. Such Soliciting Dealers may also be Authorized Participants, Depository Trust Company (“DTC”) participants and/or investor services organizations.
The Distributor may be entitled to payments from the Trust under the Rule 12b-1 plan. Except as noted, the Distributor received no other compensation from the Trust for acting as underwriter.
Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Trust.  Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.
Independent Registered Public Accounting Firm
[ ________ ] is the independent registered public accounting firm to the Trust and audits the annual financial statements of the Trust.  [ _______ ]’s address is [ _______ ].
Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of its respective assets.

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the International Portfolios (each a “DFA Australia

Sub-Advised Fund”). DFA Australia’s duties include the maintenance of a trading desk for each DFA Australia Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFA Australia Sub-Advised Fund, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by a DFA Australia Sub-Advised Fund and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by a DFA Australia Sub-Advised Fund as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to each DFA Australia Sub-Advised Fund, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“ DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the International Portfolios (each a “DFAL Sub-Advised Fund”). DFAL’s duties include the maintenance of a trading desk for each DFAL Sub-Advised Fund and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each DFAL Sub-Advised Fund and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by each DFAL Sub-Advised Fund and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each DFAL Sub-Advised Fund as well as making recommendations and elections on corporate actions.

Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below.  Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolios or mutual funds advised by the Advisor (“DFA Advised Funds”).  Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses.  The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events.  The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events.  Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above.  The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials.  At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.  However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals.  Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds on platforms made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, or programs in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement on platforms operated by such Intermediaries.

The payments described above present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

Data Services Purchased by the Advisor

The Advisor purchases certain data services, such as products to gather analytic data used by the Advisor’s research department.  In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.
MANAGEMENT FEES
David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor.  Mr. Booth also serves as Trustee and officer of the Trust.  For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.  As of the date of this SAI, the Portfolios have not commenced operations, so the Portfolios have not paid any management fees.

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the average net assets of the respective Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount identified below. A Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through [February 28, 2022], and may only be terminated by the Trust’s Board of Trustees prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.  With respect to the Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio.

Portfolio	Expense Limitation Amount
Dimensional US Core ETF	[____]%
Dimensional International Core ETF	[____]%
Dimensional Emerging Markets Core ETF	[____]%
PORTFOLIO MANAGERS
In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee.  The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.
Dimensional US Core ETF	Jed S. Fogdall, Joseph F. Hohn, and Lukas J. Smart
Dimensional International Core ETF and Dimensional Emerging Markets Core ETF	Jed S. Fogdall, Joseph F. Hohn, and Allen Pu

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds or ETFs and (iii) other accounts managed for organizations and individuals.  The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

[TO BE UPDATED IN SUBSEQUENT FILING:
Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of [ ___ ], 2020
Jed S. Fogdall
• [     ] U.S. registered mutual funds with $[     ] million in total assets under management.
• [   ] unregistered pooled investment vehicles with $[     ] million in total assets under management.
•  [     ] other accounts.

Joseph F. Hohn
• [     ] U.S. registered mutual funds with $[     ] million in total assets under management.
• [     ] unregistered pooled investment vehicles with $[     ] million in total assets under management.
• [     ] other accounts.

Allen Pu
• [     ] U.S. registered mutual funds with $[     ] million in total assets under management.
• [     ] unregistered pooled investment vehicles with $[     ] million in total assets under management.
•  [     ] other accounts.

Lukas J. Smart
• [     ] U.S. registered mutual funds with $[     ] million in total assets under management.
• [     ] unregistered pooled investment vehicles with $[     ] million in total assets under management.
•  [     ] other accounts.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage.  The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market.  Each portfolio manager’s compensation consists of the following:
•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.
•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time by the Board of Directors of the Advisor or its delegates.  Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.
In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan.  The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations.  Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.
Potential Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio and other accounts.  Other accounts include registered mutual funds and ETFs (other than the Portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”).  An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio.  Actual or apparent conflicts of interest include:
•
Time Management.  The management of multiple Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or Accounts.  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Portfolios.

•
Investment Opportunities.  It is possible that at times identical securities will be held by more than one Portfolio and/or Account.  However, positions in the same security may vary and the length of time that any Portfolio or Account may choose to hold its investment in the same security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or Account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios and Accounts.  To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios and Accounts.

•
Broker Selection.  With respect to securities transactions for the Portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

•
Performance-Based Fees.  For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•
Investment in an Account.  A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Trust have adopted certain compliance procedures that are reasonably designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Investments in Each Portfolio
Because the Portfolios had not commenced operations prior to the date of this SAI, the portfolio managers did not own any shares of the Portfolios as of the date of this SAI.
CODE OF ETHICS
The Trust, the Advisor, DFA Australia Limited, Dimensional Fund Advisors Ltd. and [        ] have adopted a revised Code of Ethics, under Rule 17j‑1 of the 1940 Act, for certain access persons of the Portfolios.  The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and their shareholders with respect to any personal trading of securities.  Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio unless their proposed purchases are approved in advance.  The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.
SHAREHOLDER RIGHTS
The Trust currently has authorized and allocated to each Portfolio an unlimited number of shares of beneficial interest with no par value.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Portfolios) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.
Each Share issued by a Portfolio has a pro rata interest in the assets of the Portfolio. Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. However, matters affecting only one particular Portfolio or class can be voted on only by shareholders in such Portfolio or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.
Book Entry Only System.  The following information supplements and should be read in conjunction with the relevant information included in the Prospectus.  DTC Acts as securities depository for Shares.  Shares of the Portfolios are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.  No Beneficial Owner shall have the right to receive a certificate representing such Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Portfolio held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Portfolio distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Portfolio Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Portfolio as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
PRINCIPAL HOLDERS OF SECURITIES
 Because the Portfolios had not commenced operations prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolios as of the date of this SAI.
CREATION AND REDEMPTION OF CREATION UNITS
General

Each Portfolio issues Shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolio effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into authorized participant agreements, as described further below. Each Portfolio may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below, or Shares may be offered and redeemed partially or solely for cash.

To the extent the Portfolios engage in in-kind transactions, the Portfolios intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant (as defined below under “Procedures for Creation of Creation Units”) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

Under certain circumstances, a Portfolio may utilize custom creation or redemption baskets consistent with Rule 6c-11. Custom orders typically clear outside the Clearing Process (described further below) and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. Custom orders may be required to be received by the Transfer Agent by [2:00 p.m.], Eastern Time, to be effectuated based on the Portfolio’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or in-kind redemption basket and therefore has additional cash included in lieu of such instrument.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Creations

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio may consist of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and generally a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.

The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of Portfolio Shares (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. Creation Units may also be sold partially or solely for cash.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required quantities of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Portfolios.

The Portfolios reserve the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Advisor are implemented for a Portfolio. The composition of the Fund Deposit may also change in response to adjustments to the weighting or composition of the component securities constituting a Portfolio’s investment portfolio. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Portfolio, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed further below).  A Participating Party and DTC Participant are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for a list of current Authorized Participants.  All Shares of the Portfolios, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit sized aggregations of a specified number of Shares.  All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor or its agent no later than the order cut-off time designated by the Trust (“Closing Time”) on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Portfolio as next determined on such date after receipt of the order in proper form. With certain exceptions, the Closing Time for a Portfolio usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern Time. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order must generally be received by the Transfer Agent no later than [2:00] p.m. Eastern Time on the date such order is placed. The date on which an order to create Creation Units (or an order to redeem Creation

Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”), pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication systems failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant.

Investors other than Authorized Participants are responsible for making arrangements for a creation request to be made through an Authorized Participant. Orders to create Creation Units of a Portfolio shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Portfolio have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effecting such transfer of the Fund Deposit.

Placement of Creation Orders Using the Clearing Process.  Creation orders made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Fund Deposit to a Portfolio, together with applicable Creation Transaction Fees, and such additional information as may be required by the Transfer Agent.  An order to create Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  [The delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+2”). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances.]

Placement of Creation Orders Outside the Clearing Process.  Creation orders made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent.  A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of portfolio instruments and/or cash directly through DTC.  Any applicable cash payable in connection with a Fund Deposit must be transferred directly to the Transfer Agent through the Federal Reserve wire system in a timely manner so as to be received by the Transfer Agent no later than [2:00] p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Units outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures with respect to creation orders are properly followed.  If the Transfer Agent does not receive the requisite cash amount by [2:00] p.m. on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio. [The delivery of Creation Units so created will generally occur no later than T+2.] When full or partial in-kind creation baskets are specified for a Portfolio, if the Transfer Agent does not receive both the required Deposit Securities by the DTC Cut-Off Time and the applicable cash amount by [2:00] p.m., Eastern Time, on the Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio. [The delivery of Creation Units so created will generally occur no later than T+2. However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances.]

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Advisor) to reject any order until acceptance, as set forth below.

Once an order has been accepted, upon the next determination of the NAV of the Shares, a Portfolio will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Portfolio reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor or its agent if: (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Portfolio; (c) the acceptance of the Fund Deposit would have certain adverse tax consequences to the Portfolio; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Portfolio or the Advisor, have an adverse effect on the Portfolio or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Portfolio, the Distributor or its agent or the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Portfolio, Advisor, the Distributor or its agent, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Distributor or its agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person.  A Portfolio, the Portfolio’s custodian, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Creation Units. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. When the custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant custodian or sub-custodian(s), the Distributor or its agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

To the extent contemplated by a Participant Agreement with the Distributor, a Portfolio will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to [105% and up to 122%], which percentage the Advisor may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. The Trust may use such cash deposit at any time to buy Deposit Securities for the Portfolio. The only collateral that is acceptable to a Portfolio is cash in U.S. dollars. Such cash collateral must be delivered no later than 1 p.m., Eastern time on the prescribed settlement date or such other time as designated by the Portfolio’s custodian. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Participant Agreement will permit the Portfolio to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Portfolio of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Portfolio reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Portfolio and the Portfolio’s determination shall be final and binding.

Creation Transaction Fee.  A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to a Portfolio. Investors who use the services of a broker or other financial intermediary to acquire Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard creation transaction fees and maximum additional charge (as described above):

Portfolio	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
Dimensional US Core ETF	[ ]	[____]%
Dimensional International Core ETF	[ ]	[____]%
Dimensional Emerging Markets Core ETF	[ ]	[____]%

* As a percentage of the NAV per Creation Unit.

Redemptions

Redemption of Creation Units. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Trust through the Distributor or its agent and only on a Business Day. The Portfolios will not redeem Shares in amounts less than Creation Units. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by a Portfolio. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Portfolio Shares to constitute a redeemable Creation Unit.

When in-kind redemptions are available or specified for a Portfolio, the redemption proceeds for a Creation Unit generally consist of a designated portfolio of investments including cash in lieu of all or a portion of such investments (“Fund Instruments”) plus or minus the Cash Component, as next determined after a receipt of a request in proper form, together with the applicable redemption transaction fees (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. The Fund Instruments together with the Cash Component comprise the “Fund Redemption.” The Cash Component, also commonly referred to as the balancing amount, included in the Fund Redemption is a compensating cash payment equal to the difference, if any, between (i) the NAV attributable to a Creation Unit and (ii) the aggregate market value of the Fund Instruments (i.e., securities or other instruments in the in-kind redemption basket) and/or the cash in-lieu of all or a portion of the Fund Instruments. In the event that the Fund Instruments and the cash in lieu have a value greater than the NAV of the Portfolio Shares, the Cash Component is required to be paid by the redeeming shareholder. If the NAV attributable to a Creation Unit exceeds the market value of the Fund Instruments and the cash in-lieu amount, if any, the Portfolio pays the Cash Component to the redeeming shareholder. Creation Units may also be redeemed partially or solely for cash.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time) on each Business Day, the identity of the Fund Instruments and Cash Component that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form on that day. Fund Instruments received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

The Portfolios reserve the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust’s determination shall be final and binding. The Portfolios reserve the right to make redemption payments in cash, in-kind or a combination of each.

Deliveries of Fund Redemptions will generally be made within [two Business Days (“T+2”)]. However, the Fund reserves the right to settle redemption transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and consistent with applicable law.

Because the portfolio securities of a Portfolio may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Portfolio, investors may not be able purchase or sell shares of the Portfolio on the Exchange on days when the NAV of the Portfolio could be significantly affected by events in the relevant non-U.S. markets. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Portfolio or determination of a Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

To the extent contemplated by a Participant Agreement with the Distributor, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Portfolio, at or prior to 10 a.m., Eastern time on the prescribed settlement date, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to [105% and up to 115%], which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Shares. Such cash collateral must be delivered no later than 10 a.m., Eastern time on the prescribed settlement date and shall be held by the applicable Portfolio’s custodian and marked-to-market daily. The fees of the Portfolio’s custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit the Portfolio to purchase missing Portfolio Shares or acquire the Deposit Securities and the Cash Component underlying such Shares, and will subject the Authorized Participant to liability for any shortfall between the cost of the Portfolio acquiring such Shares, the Deposit Securities or Cash Component and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Distributor or its agent not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. On days when the Exchange closes earlier than normal, orders to redeem Creation Units may need to be placed earlier in the day.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the

Clearing Process and that redemption of Creation Units will instead be effected through transfer of the Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Distributor or its agent not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the Shares specified in such order, which delivery must be made through DTC, to the Custodian no later than [2:00] p.m., Eastern Time; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.

Redemption Transaction Fee.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Portfolio. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Instruments from a Portfolio to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Portfolio shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard redemption transaction fees and maximum additional charge (as described above):

Portfolio	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
Dimensional US Core ETF	[ ]	2%
Dimensional International Core ETF	[ ]	2%
Dimensional Emerging Markets Core ETF	[ ]	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.
TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS
The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as “the Portfolio”).  Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.  No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “portfolio”) under Subchapter M of the Code.  If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a regulated investment company.  In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•
Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements.  See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash.  If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits.  Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance.  Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more.  Moreover, the

Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Portfolio shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate.  Any such higher taxes would reduce the Portfolio’s after-tax performance.  See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes.  See “Non-U.S. Investors –Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers.  The capital losses of the Portfolio, if any, do not flow through to shareholders.  Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute such gains that are offset by the losses.  If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year.  Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period.  An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses.  An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change.  The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and sales or as a result of engaging in a tax-free reorganization with another portfolio.  Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses.  The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below).  A “qualified late year loss” includes:

•
any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

•
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains.  The Portfolio may retain or distribute its net capital gain for each taxable year.  The Portfolio currently intends to distribute net capital gains.  If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate.  If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements.  To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year.  Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax.  Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio.  Any foreign withholding taxes could reduce the Portfolio’s distributions.  The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income.  Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known.  Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits, although it reserves the right not to do so.  In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio.  If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.  See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Purchase of shares. As a result of tax requirements, the Trust on behalf of the Portfolio has the right to reject an order to purchase shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Portfolio and if, pursuant to Sections 351 and 362 of the Code, the Portfolio would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Portfolio Distributions

Distributions of net investment income.  The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments.  The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions.  This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid.  If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits.  In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains.  The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio.  Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital.  Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares.  Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals.  Amounts reported by the Portfolio as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend.  Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction.  The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor.  Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated.  Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio.  A subsequent distribution of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.  The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits.  If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio.  If this election is made, the Portfolio may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Portfolio will provide the information necessary to claim this deduction or credit if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  The Portfolio reserves the right not to pass through the amount of foreign income taxes paid by the Portfolio.  Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits.  See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities.  To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio.  The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions.  You will be informed of the amount and character of distributions and the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Portfolio shares for a full year, the Portfolio may report and distribute, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio.  Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Medicare tax.  A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts.  “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from taxable dispositions of Portfolio shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales and Exchanges of Portfolio Shares

In general.  If you are a taxable investor, sales and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes.  If you sell your Portfolio shares, the IRS requires you to report any gain or loss on your sale.  If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized

Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If the Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales.  All or a portion of any loss that you realize on a sale of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders.  This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general.  In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction.  Property held for more than one year generally will be eligible for long-term capital gain or loss treatment.  The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues.  If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year.  Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio.  Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income.  These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions.  In general, option premiums received by a portfolio are not immediately included in the income of the portfolio.  Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction).  If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock.  Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock.  If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased.  The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction.  Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”).  Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character.  Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules).  These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities.  These rules, therefore, could affect the amount, timing and/or character of distributions.  Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income.  If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company.  If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions.  A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a portfolio’s ordinary income distributions, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital.  In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities.  The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs.  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income.  When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio.  Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders.  Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.  Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid.

Investments in partnerships and qualified publicly traded partnerships (“QPTP”).  For purposes of the Income Requirement, income derived by a portfolio from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the portfolio.  While the rules are not entirely clear with respect to a portfolio investing in a partnership outside a master-feeder structure, for purposes of testing whether a portfolio satisfies the Asset Diversification Test, the portfolio generally is treated as owning a pro rata share of the underlying assets of a partnership.  See “Taxation of the Portfolio — Qualification as a regulated investment company.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a portfolio from an interest in a QPTP will be treated as qualifying income but the portfolio may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a portfolio to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a portfolio with respect to items attributable to an interest in a QPTP.  Portfolio investments in partnerships, including in QPTPs, may result in the portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending.  While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.  The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction.  In general, conversion of preferred stock for common stock of the same corporation is tax-free.  Conversion of preferred stock for cash is a taxable redemption.  Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character.   A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it.  When withholding is required, the amount will be 24% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests, are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax.  “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end.  As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment.  In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends.  Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax.  Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies.  If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.  The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer Portfolio shares.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected).  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Portfolio will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI.  Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above.  Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.  Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.
PROXY VOTING POLICIES
The Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.  A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.
The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process.  The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee.  The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolios, such as authorized traders of the Advisor.
The Advisor seeks to vote (or refrains from voting) proxies for the Portfolios in a manner that the Advisor determines is in the best interests of the Portfolios, and which seeks to maximize the value of the Portfolios’ investments.  Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines.  Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines, the Advisor considers such votes not to be affected by conflicts of interest.  However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates.  If a Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios.  To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.
The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines.  The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues.  In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by such a vote.  In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee.  To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of the Portfolio.
In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting.  For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes.  It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting.  The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s investment and that it is in the Portfolio’s best interests to do so.  In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.
With respect to non-U.S. securities, it may be both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions.  The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting.  The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis. In doing so, the Advisor evaluates market requirements and impediments to voting proxies of companies in a country.  The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s determinations and procedures.  In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make reasonable efforts to vote such proxies.
The Advisor considers social or environmental issues when voting proxies for portfolios that do not have social or sustainability screens, such as the Portfolios, if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.
The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide certain services with respect to proxy voting.  Proxy Service Firms will: provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of the Portfolios; and provide reports concerning the proxies voted (“Proxy Voting Services”).  Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions.  The Advisor has designed Voting Policies to oversee and evaluate Proxy Service Firms, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide services to support the Advisor’s voting in accordance with the Voting Policies.  Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies.  In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.
Information regarding how each of the Portfolios voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.
DISCLOSURE OF PORTFOLIO HOLDINGS
Pursuant to Rule 6c-11 under the 1940 Act, each Portfolio is required to disclose on its website each Business Day before the opening of regular trading on the Portfolio’s primary listing exchange the portfolio holdings that will form the basis for the Portfolio’s next calculation of NAV per share. Consistent with current law, each Portfolio also releases complete portfolio holdings information in public filings with the SEC within 70 days of the end of the second and fourth fiscal quarters and within 60 days of the end of the first and third fiscal quarters and will provide such information to shareholders as required by federal securities laws and regulations thereunder.
Each Business Day, portfolio holdings information for the Portfolios will be provided to the Custodian for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of a Portfolio in the secondary market.
Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to a Portfolio in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to a Portfolio in the ordinary course of business, no earlier than one business day following the date of the information. The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers and service providers to a Portfolio, including Authorized Participants and pricing services.
FINANCIAL STATEMENTS
[                             ] is the independent registered public accounting firm to the Trust and audits the annual financial statements of the Trust.  [        ]’s address is [                             ] .

[SEED AUDIT FINANCIALS TO BE PROVIDED IN A SUBSEQUENT FILING]

PERFORMANCE DATA
The Portfolios may compare their investment performance to appropriate market and peer fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services.  Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

APPENDIX
Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting proxies, Dimensional1 seeks to act in the best interests of the funds and accounts we manage. We seek to maximize shareholder value subject to the standards of the relevant legal and regulatory regimes, listing requirements, regional stewardship codes, and any particular investment or voting guidelines of specific funds or accounts. Dimensional will evaluate management and shareholder proposals on a case-by-case basis, in the circumstances explained below.

We expect the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This document outlines Dimensional's global approach to key proxy voting issues and highlights particular considerations in specific markets.

Global Evaluation Framework

Uncontested Director Elections
Dimensional may vote against individual directors, committee members, or the full board of a portfolio company in the following situations:
1. There are problematic audit-related practices;
2. There are problematic compensation practices or persistent pay for performance misalignment;
3. There are problematic anti-takeover provisions;
4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;
5. The board has failed to adequately respond to shareholder concerns;
6. The board has demonstrated a lack of accountability to shareholders;
7. There is an ineffective board refreshment process2;

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:
1. Board independence;
2. Director attendance;
3. Director capacity to serve;
4. Board composition.

1 “Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.
2 As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

Board Refreshment
An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

•	Whether the company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;
•	Whether the company has any mechanisms to encourage board refreshment; and
•	Whether the company has board entrenchment devices, such as a classified board or plurality vote standard.

An additional consideration that may lead Dimensional to scrutinize the effectiveness of a portfolio company’s board refreshment process is a lack of gender diversity on the board. In jurisdictions where gender representation on a board is not mandated by law, Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors that have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

Bundled/Slate Director Elections
Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections
In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, we consider the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company's corporate governance practices, and the incumbent board's history of responsiveness to shareholders.

Auditors
Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor's report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

Anti-Takeover Provisions
We believe that the market for corporate control, which often results in acquisitions which generally increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level.

Related-Party Transactions
Related-party transactions have played a significant role in several high-profile corporate scandals and failures. We believe related-party transactions should be minimized.  When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation
Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Plans
Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company's historical use of equity, and the particular plan features.

Executive Remuneration
Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders. To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, company performance, and the structure of the plan.

Director Remuneration
Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)
Dimensional's primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that we believe market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization
Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Dimensional opposes the creation of share structures that provide for unequal voting rights and will generally vote against proposals to create or continue such structures.

Shareholder Proposals
Dimensional’s goal when voting on shareholder proposals to portfolio companies is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

When evaluating shareholder proposals, Dimensional will consider the portfolio company’s current handling of the issue (both on an absolute basis and relative to market practices), the company’s compliance with regulatory requirements, the potential cost to the company of implementing the proposal, and whether the issue is better addressed through legal or regulatory action.

Voting Guidelines for Environmental and Social Issues

Dimensional believes that portfolio company boards are responsible for addressing material environmental & social (E&S) issues within their duties. If a portfolio company is unresponsive to material E&S risks which may have economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board. We may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Dimensional evaluates shareholder proposals on environmental or social issues consistent with its general approach to shareholder proposals, paying particular attention to the portfolio company’s current handling of the issue, current disclosures, the financial materiality of the issue, market practices, and regulatory requirements. Dimensional may vote for proposals requesting disclosure of specific environmental and social data, such as information about board oversight, risk management policies and procedures, or performance against a specific metric, if we believe that the portfolio company’s current disclosure is inadequate to allow shareholders to effectively assess the portfolio company’s handling of a material issue.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

•	A description of material risks.
•	A description of the process for identifying and prioritizing such risks and how frequently it occurs.
•	The policies and procedures governing the handling of each material risk.
•	A description of the management-level roles/groups involved in oversight and mitigation of each material risk.
•	A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.
•	A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Proxy Voting Principles for the United States

Director Elections:

Uncontested Director Elections
Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. We expect portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional may vote against or withhold votes from individual directors, committee members, or the full board of a portfolio company in the following situations:

1. Problematic audit-related practices;
2. Problematic compensation practices or persistent pay for performance misalignment;
3. Problematic anti-takeover provisions;
4. Material failures of governance, risk oversight, or fiduciary responsibilities;
5. Failure to adequately respond to shareholder concerns;
6. Lack of accountability to shareholders;
7. There is an ineffective board refreshment process.

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues above, Dimensional may vote against or withhold votes from that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.
Dimensional also considers the following when voting on directors at portfolio companies:
1. Director attendance - Board members should attend at least 75% of meetings.
2. Director commitments - Board members should ensure that they have the capacity to fulfill the requirements of each board membership.

Contested Director Elections
In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, we consider the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company's corporate governance practices, the incumbent board's history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Board Refreshment
An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria.

Dimensional believes it is the responsibility of a portfolio company’s Nominating Committee to ensure that the company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair
Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Board Size
Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the Board of Directors. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Governance Practices:

Classified Boards
Dimensional believes that shareholders should be given the right to vote on the entire slate of directors at a portfolio company on an annual basis. Therefore, we encourage portfolio company boards to conduct annual elections for all sitting directors.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval.  Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO.

Dual Classes of Stock
Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the company’s IPO. Votes against or withheld votes from directors for implementation of a dual-class structure prior to or in connection with an IPO will be considered on a case-by-case basis.

Supermajority Vote Requirements
Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO.

Shareholder Rights Plans (Poison Pills)
Dimensional generally opposes poison pills. As a result, we may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on. In considering a poison pill for approval, we may take into account the existence of ‘qualified offer’ and other shareholder-friendly provisions.

For pills designed to protect net operating losses, we may take into consideration a variety of factors, including but not limited to the size of the available operating losses and the likelihood that they will be utilized to offset gains.

Cumulative Voting
Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting
For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent
Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access
Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board.  Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters
Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders' ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

Exclusive Forum
Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Auditors
Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor's report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from Audit Committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Executive and Director Compensation:

Stock-Based Compensation Plans
Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and company employees with those of shareholders.

Dimensional will evaluate equity compensation plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans
Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Supplemental Executive Retirement Plans
Dimensional will generally support shareholder proposals that ask the portfolio company to put to shareholder vote extraordinary benefits such as credit for years of service not actually worked, preferential benefit formulas, or accelerated vesting of pension benefits contained in supplemental executive retirement plan (SERP).

Advisory Votes on Executive Compensation (Say on Pay)
Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, company performance, and the structure of the plan.

Certain practices, such as:
•	multi-year guaranteed bonuses
•	excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)
•	single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the compensation committee if these concerns have not been addressed.

Frequency of Say on Pay
Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company's compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Clawback Provisions
Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Executive Severance Agreements (Golden Parachutes)
Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Compensation of Directors
Dimensional will support director compensation at a portfolio company that is reasonable in both size and composition relative to industry and market norms.

Corporate Actions:

Mergers and Acquisitions (M&A)
Dimensional's primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that we believe market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Reincorporation
Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares
Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock
Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

To mitigate concerns regarding what we believe is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases
Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:
Dimensional’s goal when voting on shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

When evaluating shareholder proposals, Dimensional will consider the portfolio company’s current handling of the issue (both on an absolute basis and relative to market practices), the company’s compliance with regulatory requirements, the potential cost to the company of implementing the proposal, and whether the issue is better addressed through legal or regulatory action.

In instances where a shareholder proposal is excluded from the meeting agenda but the SEC has declined to state a view on whether such proposal should be excluded, or when the SEC has verbally permitted a portfolio company to exclude a shareholder proposal but there is no written record provided by the SEC about such determination, we expect the portfolio company to provide shareholders with substantive disclosure concerning this exclusion and/or no-action relief. If substantive disclosure is lacking, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis.

Director Election Guidelines for Europe, the Middle East, and Africa (EMEA)

Dimensional will leverage its global framework when evaluating EMEA portfolio companies, but will apply the following market-specific considerations when voting on directors.

When voting on the election of directors of portfolio companies, Dimensional applies the following standards across EMEA unless otherwise specified below:

•
Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable at controlled companies provided at least one-third of the board is independent.

•	A majority of audit committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committee overall should be at least one-third independent.
•	Executives should generally not serve on audit and remuneration committees.
•	Board terms generally should not exceed four years.
•	Directors should generally not serve on the boards of more than five publicly traded companies.
•	Dimensional generally expects executive directors to avoid serving in leadership roles (e.g. board chair) on outside boards.

United Kingdom
Dimensional expects portfolio companies to follow the requirements of the UK Corporate Governance Code with regards to board and committee composition.

France
Dimensional prefers the role of chairman and CEO of a portfolio company to be separated; however, Dimensional may support a combined role if the board has a lead independent director with specific responsibilities, including the setting of meeting agendas.

Dimensional will typically vote against the election of censors, but may consider providing support if the censor is to serve on an interim basis.

Dimensional may vote against directors of a portfolio company if such company’s bylaws do not currently prohibit loyalty shares and there has been no commitment to put such structures to a vote.

Germany
Absent exceptional circumstances, Dimensional expects the role of chairman and CEO of a portfolio company to be separated and will generally vote against the election of a director to serve in a combined role. Dimensional will generally also vote against the appointment of a former CEO as Chairman.

Dimensional will typically vote against directors of a portfolio company whose board term exceeds five years.

Greece
Dimensional expects all portfolio company boards to be at least one-third independent.

Italy
At portfolio companies electing directors through the voto di lista system, Dimensional expects that names of candidates to be disclosed in a timely manner.

Portugal
Dimensional expects all portfolio company boards to be at least one-third independent.

Switzerland
Dimensional expects the remuneration committee of a portfolio company to be majority independent and may vote against the election of non-independent directors if their election would result in a less than majority independent board.

Dimensional expects the role of chairman and CEO of a portfolio company to be separated and will generally vote against the election of a director to serve in a combined role.

South Africa
Dimensional expects portfolio companies to follow the recommendations of the King Report On Corporate Governance (King Code IV) with regards to board and committee composition.

Turkey
Dimensional expects the board of directors of a portfolio company to be at least one-third independent; at minimum two directors should be independent.

Dimensional expects the board of a portfolio company to establish an independent audit committee.

Dimensional expects the board of a portfolio company to establish a board committee with responsibility for compensation and nominating matters. This committee should be chaired by an independent director.

Proxy Voting Principles for Australia

Uncontested Director Elections
Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. We expect portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company, other than the CEO, who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

CEO/Chair
If a portfolio company’s board chair is not independent, the board should have a lead independent director with specific responsibilities, including the setting of meeting agendas. Dimensional may vote against executive board chairs if such measures are absent.

Auditors
Australian law does not require the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor's report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

Share Issuances
Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1.

Share Repurchase
Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company's history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the company's ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments
Dimensional will evaluate requests for amendments to a portfolio company's constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Compensation
Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director's independence, such as options or performance-based remuneration.

Equity Plans
Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Proxy Voting Principles for Japan

Uncontested Director Elections
Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

At portfolio companies with a three-committee structure, Dimensional expects at least one third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with an audit committee structure, Dimensional expects at least one third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects the board to include at least two outside directors.  At portfolio companies with a statutory auditor structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

Statutory Auditors
Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation
Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase.  Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation
Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

Capital Allocation
Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase
Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the company's balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the company to provide a robust explanation for the request.

Shareholder Rights Plans (Poison Pills)
We believe the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability
Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors
Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital
Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities
For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the company's articles to expand the company's business activities.

DIMENSIONAL ETF TRUST

PART C

OTHER INFORMATION

ITEM 28.  EXHIBITS.

The following exhibits are filed herewith, except as noted:

(a)   Charter.

(i) Certificate of Trust dated June 12, 2020.

(ii) Agreement and Declaration of Trust dated June 16, 2020.

(b)   By-laws.

(i) By-Laws effective as of June 16, 2020.

(c)     Instruments Defining Rights of Security Holders.

(i) Agreement and Declaration of Trust.
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions
(e)	Article X, Miscellaneous

(ii) By-Laws.
 (a) Article II, Meetings of Shareholders
 (b) Article VI, Records and Reports
 (c) Article VII, General Matters
 (d) Article VIII, Amendments

(iii) Part B, Statement of Additional Information – Item 22.

(d)   Investment Advisory Contracts.

(i) To be filed by amendment.

(e)   Underwriting Contracts.

(i) Distribution Agreement.
To be filed by amendment.

(ii) Form of Authorized Participant Agreement.
 To be filed by amendment.

(f)   Bonus or Profit Sharing Contracts.
Not Applicable.

(g)   Custodian Agreements.

(i) Custodian Agreement.
To be filed by amendment.

(h)   Other Material Contracts.

(i) Transfer Agency Agreement.
      To be filed by amendment.

(ii) Administration Agreement
        To be filed by amendment.

(i)   Legal Opinion

(i) Opinion and consent of counsel.
      To be filed by amendment.

(j)   Other Opinions

(i) Consent of Independent Registered Public Accounting Firm.
      To be filed by amendment.

(k)    Omitted Financial Statements
Not Applicable.

(l)   Initial Capital Agreements.

(i) Initial Capital Agreement.
      To be filed by amendment.

(m)   Rule 12b-1 Plan

(i) Distribution Plan, pursuant to Rule 12b-1.
      To be filed by amendment.

(n)     Rule 18f-3 Plan.
Not Applicable.

(p)    Code of Ethics

(i) Code of Ethics
      To be filed by amendment.

(q)   Power of Attorney

(i)
On behalf of the Registrant, Power-of-Attorney dated as of June 25, 2020 appointing David G. Booth, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn L. O, Lisa M. Dallmer, Joy L. Lopez, Ryan P. Buechner and James J. Taylor as attorneys-in-fact to David G. Booth, David P. Butler,

George M. Constantinides, Roger G. Ibbotson, Darrell Duffie, Edward P. Lazear, Gerard K. O’Reilly, Myron S. Scholes, Abbie J. Smith, Lisa M. Dallmer, Douglas W. Diamond, Ingrid M. Werner and Catherine L. Newell.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None

ITEM 30.  INDEMNIFICATION.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to the trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

[To be completed by amendment]

ITEM 32.  PRINCIPAL UNDERWRITERS.

[To be completed by amendment]

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS.

[To be completed by amendment]

ITEM 34.	MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS.

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 25th day of June, 2020.

DIMENSIONAL ETF TRUST
(Registrant)

By:    /s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ David G. Booth*	Trustee and Chairman	June 25, 2020
David G. Booth

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer and	June 25, 2020
Gerard K. O’Reilly	Chief Investment Officer

/s/ David P. Butler*	Co-Chief Executive Officer	June 25, 2020
David P. Butler

/s/ Lisa M. Dallmer*	Chief Financial Officer,	June 25, 2020
Lisa M. Dallmer	Treasurer and Vice President

/s/ George M. Constantinides*	Trustee	June 25, 2020
George M. Constantinides

/s/ Douglas W. Diamond*	Trustee	June 25, 2020
Douglas W. Diamond

/s/ Darrell Duffie*	Trustee	June 25, 2020
Darrell Duffie

/s/ Roger G. Ibbotson*	Trustee	June 25, 2020
Roger G. Ibbotson

/s/ Edward P. Lazear*	Trustee	June 25, 2020
Edward P. Lazear

/s/ Myron S. Scholes*	Trustee	June 25, 2020
Myron S. Scholes

/s/ Abbie J. Smith*	Trustee	June 25, 2020
Abbie J. Smith

/s/ Ingrid M. Werner*	Trustee	June 25, 2020
Ingrid M. Werner

* By:   /s/ Ryan P. Buechner
Ryan P. Buechner
Attorney-in-Fact (Pursuant to a Power of Attorney)

DIMENSIONAL ETF TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.a.i	Certificate of Trust dated June 12, 2020
EX-99.a.ii	Agreement and Declaration of Trust dated June 16, 2020
EX-99.b.i	By-Laws effective as of June 16, 2020
EX-99.q.i	Power of Attorney